Consolidated Balance Sheet SFr in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets
Property, plant & equipment	$ 4,025	$ 3,711
Right-of-use assets	391	372
Goodwill	8,970	8,905
Intangible assets other than goodwill	9,689	8,765
Deferred tax assets	411	409
Financial assets	287	217
Other non-current assets	243	234
Total non-current assets	24,016	22,613
Current assets
Inventories	2,109	1,899
Trade receivables	1,673	1,496
Income tax receivables	13	9
Cash and cash equivalents	980	1,575
Other current assets	418	407
Total current assets	5,193	5,386
Total assets	29,209	27,999
Equity
Share capital	20	20
Reserves	19,657	19,236
Total equity	19,677	19,256
Non-current liabilities
Financial debts	4,541	3,966
Lease liabilities	359	339
Deferred tax liabilities	1,064	1,026
Provisions & other non-current liabilities	786	940
Total non-current liabilities	6,750	6,271
Current liabilities
Trade payables	861	903
Financial debts	107	114
Lease liabilities	71	67
Current income tax liabilities	219	187
Provisions & other current liabilities	1,524	1,201
Total current liabilities	2,782	2,472
Total liabilities	9,532	8,743
Total equity and liabilities	$ 29,209	$ 27,999